Redeemable Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Redeemable Convertible Preferred Stock Issued and Outstanding	The Company has the following redeemable convertible preferred stock issued and outstanding (in thousands, except share and per share data):

	September 30, 2021
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	29,945
Series D	$28.4413	4,869,854	4,869,854	138,505	138,257
Series D plus	$29.4449	1,698,088	1,698,088	50,000	49,640

		36,064,095	36,064,095	$271,148	$269,941

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	29,945

		29,496,153	29,496,153	$82,643	$82,044

The Company has the following redeemable convertible preferred stock issued and outstanding (in thousands, except share and per share data):

	December 31, 2020 and 2019
	Issue Price	Shares	Shares Issued	Liquidation	Carrying
Series	per share	Authorized	and Outstanding	Amount	Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	$11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	$36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	$29,945

		29,496,153	29,496,153	$82,643	$82,044